Income taxes	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Income taxes

Note 22 Income taxes
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Income taxes (recoveries) in Consolidated Statements of Income
Current tax

Tax expense for current year	$4,151	$4,893
Adjustments for prior years	(230)	(92)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	–	(16)
	3,921	4,785
Deferred tax
Origination and reversal of temporary difference	232	(216)
Effects of changes in tax rates	4	(4)
Adjustments for prior years	231	74
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(86)	(58)
	381	(204)
	4,302	4,581
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(633)	(35)
Provision for credit losses recognized in income	(2)	–
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	2	(28)
Unrealized foreign currency translation gains (losses)	2	1
Net foreign currency translation gains (losses) from hedging activities	(478)	591
Reclassification of losses (gains) on net investment hedging activities to income	6	–
Net gains (losses) on derivatives designated as cash flow hedges	628	485
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	70	97
Remeasurements of employee benefit plans	287	796
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	622	20
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(3)	17
Share-based compensation awards	10	(17)
Distributions on other equity instruments and issuance costs	(45)	(42)
	466	1,885
Total income taxes	$4,768	$6,466
The effective income tax rate of
 21.4%

decreased 80 bps, primarily due to higher tax-exempt income and an increase in income from lower tax rate jurisdictions in the current year.
The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory rate.
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2022		October 31, 2021
Income taxes at Canadian statutory tax rate	$5,269	26.2%	$5,405	26.2%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(428)	(2.1)	(361)	(1.8)
Tax-exempt income from securities	(437)	(2.2)	(379)	(1.8)
Tax rate change	4	–	(4)	–
Other	(106)	(0.5)	(80)	(0.4)
Income taxes in Consolidated S tate ments of Income / effective tax rate	$4,302	21.4%	$4,581	22.2%
Deferred tax assets and liabilities result from tax loss and tax credit carryforwards and temporary differences between the tax basis of assets and liabilities and their carrying amounts on our Consolidated Balance Sheets.
Significant components of deferred tax assets and
liabilities

	As at and for the year ended October 31, 2022

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)

Allowance for credit losses	$974	$–	$2	$11	$–	$–	$987
Deferred compensation	1,614	(10)	(211)	101	10	–	1,504
Business realignment charges	11	–	1	–	–	–	12
Tax loss and tax credit carryforwards	242	–	67	2	8	3	322
Deferred (income) expense	110	(1)	(126)	23	–	–	6
Financial instruments measured at fair value through other comprehensive income	(19)	(2)	–	5	–	–	(16)
Premises and equipment and intangibles	(836)		4	(57)	(345)	–	(1,234)
Pension and post-employment related	(163)	(287)	19	4	(8)	–	(435)
Other	4	22	(137)	(6)	4	–	(113)
	$1,937	$(278)	$(381)	$83	$(331)	$3	$1,033
Comprising
Deferred tax assets	$2,011						$1,472
Deferred tax liabilities	(74)						(439)
	$1,937						$1,033

	As at and for the year ended October 31, 2021

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,362	$–	$(372)	$(16)	$–	$–	$974
Deferred compensation	1,269	17	396	(68)	–	–	1,614
Business realignment charges	9	–	2	–	–	–	11
Tax loss and tax credit carryforwards	204	–	40	(2)	–	–	242
Deferred (income) expense	(104)	6	205	3	–	–	110
Financial instruments measured at fair value through other comprehensive income	(68)	45	(1)	5	–	–	(19)
Premises and equipment and intangibles	(784)	–	(82)	30		–	(836)
Pension and post-employment related	592	(796)	45	(4)	–	–	(163)
Other	47	(12)	(29)	3	–	(5)	4
	$2,527	$(740)	$204	$(49)	$–	$(5)	$1,937
Comprising
Deferred tax assets	$2,579						$2,011
Deferred tax liabilities	(52)						(74)
	$2,527						$1,937
The tax loss and tax credit carryforwards amount of deferred tax assets primarily relates to losses and tax credits in our Canadian, U.S., and Caribbean operations. Deferred tax assets of $322 million were recognized at October 31, 2022 (October 31, 2021 – $242 million) in respect of tax losses and tax credits incurred in current or preceding years for which recognition is dependent on the projection of future taxable profits. Management’s forecasts support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the deferred tax assets. The forecasts rely on continued liquidity and capital support to our business operations, including tax planning strategies implemented in relation to such support.
As at October 31, 2022, unused tax losses and tax credits of $429 million and $130 million (October 31, 2021 – $384 million and $207 million) available to be offset against potential tax adjustments or future taxable income were not recognized as deferred tax assets. There are no unused tax losses that will expire within one year (October 31, 2021 – $nil),
or
in two to four years (October 31, 2021 – $2 million) and
there are
$429 million
of unus
ed tax los
ses

that will expire after four years (October 31, 2021 – $382 million). There are no tax credits that will expire in one year (October 31, 2021 – $nil), $93 million that will expire in two to four years (October 31, 2021 – $115 million) and $37 million that will expire after four years (October 31, 2021 – $92 million).
The amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities have not been recognized in the parent bank is $26 billion as at October 31, 2022 (October 31, 2021 – $20 billion).
Tax examinations and assessments
During the year, we received a reassessment from the Canada Revenue Agency (CRA) in respect of the
2017
taxation year, which suggests that Royal Bank of Canada owes additional taxes of approximately $237 million as they denied the deductibility of certain dividends. The reassessment received during the year is consistent with the reassessments received for taxation years 2012 to 2016 of approximately $1,391 million of additional income taxes and the reassessments received for taxation years 2009 to 2011 of approximately $434 million of additional income taxes and interest in respect of the same matter. These amounts represent the maximum additional taxes owing for those years.
Legislative amendments introduced in the 2015 Canadian Federal Budget resulted in disallowed deduction of dividends from transactions with Taxable Canadian Corporations including those hedged with Tax Indifferent Investors, namely pension funds and non-resident
entities with prospective application effective May 1, 2017. The dividends to which the reassessments relate include both dividends in transactions similar to those which are the target of the 2015 legislative amendments and dividends which are unrelated to the legislative amendments.
It is possible that the CRA will reassess us for significant additional income tax for subsequent years on the same basis. In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.
Government of Canada Budget 2022
O
n April 7, 2022, the Government of Canada presented its 2022 budget, which included measures focused on ensuring banking and life insurers’ groups help pay a portion of the costs of the Canadian federal government’s COVID-19 pandemic response. On November 22, 2022, Bill C-32, Fall Economic Statement Implementation Act, 2022 (the Bill) received second reading in the House of Commons. The Bill includes a Canada Recovery Dividend (CRD) and a permanent increase in the corporate income tax rate. The CRD is a one-time
15
%

tax for 2022 determined based on the average taxable income above
 $
1
billion for taxation years 2020 and 2021 and payable in equal installments over five years. The permanent increase in the corporate income tax rate is
 1.5%
on taxable income above $100 million and would apply to taxation years that end after April 7, 2022.
The Bill is not yet substantively enacted and timing of enactment remains uncertain. Based on the draft legislation, which remains subject to amendments prior to enactment, the CRD is expected to reduce net income by approximately
 $1
billion and other comprehensive income by approximately
 $0.1
billion when substantively enacted.